Taxes On Income (Income Before Income Taxes And Income Taxes Expense (Benefit) Included In The Consolidated Statements Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income before income taxes, Israel	$ 10,086	$ 8,899	$ 6,507
Income before income taxes, Foreign jurisdiction	695	11	9
Income before income taxes	10,781	8,910	6,516
Current taxes, Israel	784	619	657
Current taxes, Foreign jurisdiction	116
Current taxes	900	619	657
Tax benefits relating to prior years, Israel	(12)	(38)	(12)
Deferred taxes, Israel	(3)	73	148
Deferred taxes, Foreign jurisdiction	25	13	8
Deferred taxes	22	86	156
Income tax expense	$ 910	$ 667	$ 801